SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

18. Supplemental cash flow information

During the periods indicated the Company undertook the following significant non-cash transactions:

		For the year ended
	Note	December 31, 2020	December 31, 2019	December 31, 2018
Depreciation included in exploration and evaluation assets	8	$16,771	$4,878	$580
Exploration and evaluation expenditures paid by Barrick	9	4,267,816	2,762,890	2,619,804
Consulting fees paid by common shares, stock options or warrants	14b	264,120	364,760	—